COMBINED BALANCE SHEETS - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 86,220	$ 95,132	$ 66,050
Accounts receivable, net	181,868	180,337	166,537
Restricted cash	0	80	0
Prepaid and other current assets	15,470	12,986	19,072
Deferred costs	25,608	24,264	21,727
Total current assets	309,166	312,799	273,386
Property, equipment, and capitalized software, net	34,143	35,851	35,166
Purchased intangible assets, net	236,593	240,534	259,713
Goodwill	396,924	396,924	396,924
Other long‑term assets	44,384	44,635	57,890
Total assets	1,021,210	1,030,743	1,023,079
Current liabilities:
Accounts payable and accrued expenses	82,125	80,333	63,552
Accrued compensation and benefits	62,923	82,360	79,581
Current portion of long‑term debt	23,338	23,338	18,244
Other current liabilities	40,530	37,437	32,518
Total current liabilities	208,916	223,468	193,895
Long‑term debt, net of current portion	945,660	947,678	859,980
Accrued pension and other post‑retirement liabilities, net of current portion	101,522	103,584	81,964
Other long‑term liabilities	53,324	53,577	84,260
Total liabilities	1,309,422	1,328,307	1,220,099
Commitments and Contingencies (Note 20)
Stockholders' equity:
Common stock, $0.01 par value, 2,000 shares authorized, 2 shares issued and outstanding at December 31, 2016, 2017 and March 30, 2018	0	0	0
Additional paid‑in capital	188,945	188,945	188,945
Accumulated deficit	(393,639)	(403,426)	(327,220)
Accumulated other comprehensive loss	(83,518)	(83,083)	(58,745)
Total stockholder’s (deficit) equity	(288,212)	(297,564)	(197,020)
Total liabilities and stockholder’s equity	$ 1,021,210	$ 1,030,743	$ 1,023,079